RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES

The summary of amount due from and due to related parties as the following:

		As of
		June 30, 2024	December 31, 2023

Due from related parties consist of the following:
Ours Media Hong Kong Limited	Other receivables	$—	$1,799

Due to related parties consist of the following:
Ms. Nga Fan Wong (“Ms. Wong”)	Due to director	$111,154	$90,589
Ours Media Hong Kong Limited	Other payables	203,404	—
Discovery Networks Asia-Pacific Pte Ltd. (“DNAP”)	Loan	1,120,532	1,295,287
		$1,435,090	$1,385,876

SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES
	Six months ended June 30,
	2024	2023

Revenue from related parties	$—	$17,652
Rental expenses paid to related parties	$43,742	$43,650
Loan interest expenses paid to related parties	$35,675	$35,223